Supplemental Cash Flow Information (Details) $ in Millions		1 Months Ended	3 Months Ended		12 Months Ended
	Mar. 15, 2022 USD ($)	Mar. 31, 2022 MMBTU	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2022 USD ($) MMBTU	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Nonmonetary Transaction [Line Items]
Cash paid during the period for interest on debt, net of amounts capitalized			$ 202	$ 130	$ 613	$ 615	$ 692
Non-cash distributions to affiliates for conveyance of assets					576	0	6
Right-of-use assets obtained in exchange for new operating lease liabilities					0	0	3
Unpaid purchases of property, plant and equipment			39	205	271	322	$ 207
Distributions for Novated IPM Agreement				$ 2,712	2,712
Current derivative liabilities			400		769	16
Derivative liabilities			$ 2,157		$ 3,024	$ 11
Novation of IPM Agreement
Nonmonetary Transaction [Line Items]
Distributions for Novated IPM Agreement	$ 2,700
Current derivative liabilities	142
Derivative liabilities	$ 2,600
Novation of IPM Agreement | Cheniere Corpus Christi Liquefaction Stage III
Nonmonetary Transaction [Line Items]
Contract Volume | MMBTU		140,000			140,000
IPM Agreement, Term of Agreement		15 years			15 years